Taxation - Schedule of Movement of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Beginning balance	$ (34,257)	$ (20,181)	$ (16,599)
Additions	(4,704)	(13,180)	(6,720)
Exchange difference	(1,963)	(896)	3,138
Ending balance	$ (40,924)	$ (34,257)	$ (20,181)